Cash and cash equivalents: (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents:
Cash held at banks	$ 4,258,090	$ 11,495,389
Short term investments	6,858,245	8,588,068
Total cash and cash equivalents	$ 11,116,335	$ 20,083,457	$ 13,872,897	$ 13,174,991